Net debt - Schedule of reconciliation of changes in liabilities arising from financing activities (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	£ (46,215)	£ (31,124)	£ (30,566)
Cash flow	5,349	(9,844)	(2,178)
Fair value gains and losses	413	(186)	(142)
Foreign exchange movements	(1,311)	(652)	1,710
Interest charges	(1,828)	(1,231)	(935)
Other non-cash movements	(283)	34	(136)
Acquisition of NGED		(8,260)
Reclassification to held for sale	97	5,048	1,123
Liabilities arising from financing activities, ending balance	(43,778)	(46,215)	(31,124)
Borrowings
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(45,465)	(31,220)	(30,794)
Cash flow	5,268	(9,993)	(2,336)
Fair value gains and losses	367	286	159
Foreign exchange movements	(1,311)	(652)	1,710
Interest charges	(1,658)	(1,177)	(946)
Other non-cash movements	(283)	34	(136)
Acquisition of NGED		(8,286)
Reclassification to held for sale	97	5,543	1,123
Liabilities arising from financing activities, ending balance	(42,985)	(45,465)	(31,220)
Financing derivatives
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	(750)	96	228
Cash flow	81	149	158
Fair value gains and losses	46	(472)	(301)
Foreign exchange movements	0	0	0
Interest charges	(170)	(54)	11
Other non-cash movements	0	0	0
Acquisition of NGED		26
Reclassification to held for sale	0	(495)	0
Liabilities arising from financing activities, ending balance	£ (793)	£ (750)	£ 96